Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Pro-forma Capitalization of Company Assuming Private Placement and Sprint APA Deposit

The following table represents the pro-forma capitalization (unaudited) of the company assuming the private placement and the Sprint APA deposit occurred on March 31, 2014:

	As Reported	Pro-Forma (Unaudited)
Cash and cash equivalents	$45,679	$7,212,140

Restricted cash	—	182,165,400

Long-term deposit	—	13,500,000

Stockholders’ equity (deficiency)
Common stock	1,182,962	1,183
Preferred stock	20,525,999	—
Additional paid-in capital	1,026,634	225,566,273
Accumulated deficit	(26,943,011)	(26,943,011)

Total stockholders’ equity (deficiency)	$(4,207,416)	$198,624,445